Debt (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt

Long-term debt balances, including obligations for finance leases, and associated interest rates and maturities as of June 30, 2019, were as follows:

	June 30,	December 31,
	2019	2018
	(in millions)
Senior secured term loan facility with a rate of 4.15%, due 2026	$2,619	$3,119
Senior notes with a rate of 4.250%, due 2024	1,000	1,000
Senior notes with a rate of 4.625%, due 2025	900	900
Senior notes with a rate of 5.125%, due 2026	1,500	1,500
Senior notes with a rate of 4.875%, due 2027	600	600
Senior notes with a rate of 4.875%, due 2030	1,000	—
Finance lease liabilities with an average rate of 5.80%, due 2019 to 2030	260	225
Other debt with a rate of 3.08% due 2026	18	17
	7,897	7,361
Less: unamortized deferred financing costs and discount	(88)	(79)
Less: current maturities of long-term debt(1)	(37)	(16)
	$7,772	$7,266
____________
(1)
Represents current maturities of finance lease liabilities.

Long-term debt balances, including obligations for capital leases, and associated interest rates as of December 31, 2018 were as follows:

	December 31,
	2018	2017
	(in millions)
Senior notes with a rate of 4.250%, due 2024	$1,000	$1,000
Senior notes with a rate of 4.625%, due 2025	900	900
Senior notes with a rate of 5.125%, due 2026	1,500	—
Senior notes with a rate of 4.875%, due 2027	600	600
Senior secured term loan facility with a rate of 4.26%, due 2023	3,119	3,929
Capital lease obligations with an average rate of 6.43%, due 2021 to 2030	225	233
Other debt with an average rate of 3.08%, due 2026	17	21
	7,361	6,683
Less: unamortized deferred financing costs and discount	(79)	(81)
Less: current maturities of long-term debt(1)	(16)	(46)
	$7,266	$6,556
____________
(1)
Balance as of December 31, 2017 is net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.

Schedule of Maturities of Long-term Debt	The contractual maturities of our long-term debt as of June 30, 2019 were as follows:

Year	(in millions)
2019 (remaining)	$19
2020	35
2021	28
2022	20
2023	21
Thereafter	7,774
$7,897
The contractual maturities of long-term debt as of December 31, 2018, were as follows:

Year	(in millions)
2019	$16
2020	17
2021	18
2022	19
2023	3,139
Thereafter	4,152
$7,361